Employee Compensation - Share-Based Compensation - Additional Information (Detail) $ / shares in Units, shares in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2020 CAD ($) $ / shares shares	Oct. 31, 2019 CAD ($) $ / shares shares
Disclosure of Sharebased Payment [Line Items]
Weighted average fair value of options granted	$ 10,750,000	$ 9,460,000	$ 10,230,000
Other liabilities	$ 37,764,000,000	$ 36,193,000,000
Weighted average exercise price, options | $ / shares	$ 97.14	$ 101.47	$ 89.90
Assets 1 [member] | Compensation trusts [member]
Disclosure of Sharebased Payment [Line Items]
Assets recognised	$ 2,425,000,000	$ 1,523,000,000
Employee Stock Option Plan [Member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	10,000,000	9,000,000	$ 9,000,000
Share purchase plan [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	$ 46,000,000	58,000,000	$ 54,000,000
Percentage of employer matching contribution for contribution up to 6%	50.00%
Percentage of employee contribution towards share ownership plans	6.00%
Share purchase plan contribution vesting period	2 years
Individual gross salary for employees contribution	$ 75,000	$ 100,000
Description of employee ownership plan contribution	We match 50% of employee contributions up to 6% of their individual gross salary to a maximum of $75,000 ($100,000 prior to December 31, 2020). Our contributions during the first two years vest after two years of participation in the plan, with subsequent contributions vesting immediately.
Common shares held in plan | shares	18.0	19.2	18.0
Mid-Term incentive plan [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	$ 1,234,000,000	$ 363,000,000	$ 610,000,000
Units granted	6,400,000	5,700,000	6,300,000
Weighted average fair value of options granted	$ 91,620,000	$ 99,590,000	$ 98,520,000
Gains (losses) on hedge contract	$ 719,000,000	$ (175,000,000)	$ 20,000,000
Deferred incentive plan outstanding	17,600,000	17,000,000.0	17,200,000
Intrinsic value of share other than options vested	$ 1,679,000,000	$ 1,019,000,000	$ 1,251,000,000
Mid-Term incentive plan [member] | Equity contracts [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	515,000,000	538,000,000	590,000,000
Deferred incentive plans [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	$ 279,000,000	$ (62,000,000)	$ 17,000,000
Deferred incentive plan outstanding	4,600,000	4,700,000	4,800,000
Deferred incentive plan units granted	400,000	300,000	300,000
Weighted average fair value at measurement date	$ 113,080,000.00	$ 85,470,000	$ 97,270,000
Other liabilities	609,000,000	379,000,000
Gains (losses) on derivatives	271,000,000	(67,000,000)	4,000,000
gains resulted in net employee compensation expense	$ 8,000,000	$ 5,000,000	$ 13,000,000